Related party transactions - Balances and Transactions With Fellow Lloyds Banking Group Undertakings (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	£ 692	£ 738
Derivative financial instruments	6,436	8,341
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	7,169	6,875
Derivative financial instruments	5,341	8,228
Debt securities in issue	61,976	66,121
Subordinated liabilities	9,600	9,242
Related parties | Balances and transactions between members of the Lloyds Bank Group
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	692	738
Derivative financial instruments	680	690
Financial assets	1,372	1,428
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	7,169	6,875
Derivative financial instruments	797	1,424
Debt securities in issue	13,757	12,686
Subordinated liabilities	5,627	4,599
Financial liabilities	£ 27,350	£ 25,584